Significant transactions (Details) - USD ($) $ in Millions			6 Months Ended
	Jun. 08, 2021	May 27, 2020	Jun. 30, 2021	Jun. 30, 2020
Significant Transactions [Line Items]
Purchase of intangible assets			$ 411	$ 32
Simbrinza
Significant Transactions [Line Items]
Purchase of intangible assets	$ 355
Series 2030 notes
Significant Transactions [Line Items]
Proceeds from borrowings		$ 750
Borrowings, interest rate		2.60%